Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE

					Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (h)	AFFO Attributable per Share(4) ($) (i)
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)		Compensation Actually Paid to PEO(1)(2) ($) (c)				Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
	First PEO	Second PEO	First PEO	Second PEO
2022	$18,306,709	N/A	$7,107,859	N/A	$6,533,531	$2,404,100	$98.36	$100.62	$1,697	$9.76
2021	$16,114,574	N/A	$25,716,706	N/A	$6,009,705	$9,674,287	$132.26	$134.06	$2,568	$9.43
2020	$15,735,310	$14,701,304	$17,412,648	$14,343,802	$5,727,014	$5,589,513	$99.52	$94.88	$1,692	$8.44
(1)For 2022 and 2021, the principal executive officer (PEO) was Thomas A. Bartlett and the other NEOs were Rodney M. Smith, Edmund DiSanto, Olivier Puech and Steven O. Vondran. For 2020, the first PEO was James D. Taiclet and the second PEO was Thomas A. Bartlett, and the other NEOs were Rodney M. Smith, Edmund DiSanto, Olivier Puech, Amit Sharma and Steven O. Vondran.
(2)The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid”:

	2022		2021		2020
Adjustments for Stock and Option Awards	PEO	Other NEOs(i)	PEO	Other NEOs(i)	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$18,306,709	$6,533,531	$16,114,574	$6,009,705	$15,735,310	$14,701,304	$5,727,014
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$(14,000,359)	$(4,700,174)	$(12,000,067)	$(4,362,732)	$(14,000,333)	$(11,500,732)	$(3,850,305)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$12,741,049	$4,277,400	$17,170,628	$6,242,535	$12,886,024	$10,824,808	$3,557,915
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(8,156,655)	$(2,725,773)	$4,776,680	$1,938,681	$(395,225)	$(301,184)	$(165,388)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,782,885)	$(980,884)	$(345,109)	$(153,902)	$3,186,872	$619,606	$320,277
Compensation Actually Paid (as calculated)	$7,107,859	$2,404,100	$25,716,706	$9,674,287	$17,412,648	$14,343,802	$5,589,513
(i)     Amounts presented are averages for the entire group of other NEOs.
(ii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the applicable grant date.
(iii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the last trading day of the applicable fiscal year.
(iv)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market prices of shares of our Common Stock on the last trading day of the applicable fiscal year and the last trading day of the prior fiscal year. For 2022, PSU awards granted in 2021 are calculated based on the target award amounts and PSU awards granted in 2020 are calculated based on a 112% payout performance level. For 2021, PSU awards granted in 2020 are calculated based on the target award amounts and PSU awards granted in 2019 are calculated based on a 113% payout performance level. For 2020, PSU awards granted in 2019 are calculated based on the target award amounts and PSU awards granted in 2018 are calculated based on a 133% payout performance level.
(v)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and the last trading day of the applicable prior fiscal year.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
(4)AFFO Attributable per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Company Selected Measure Name	AFFO Attributable per Share(4) ($) (i)
PEO Total Compensation Amount	$ 18,306,709	$ 16,114,574
PEO Actually Paid Compensation Amount	$ 7,107,859	25,716,706
Adjustment To PEO Compensation, Footnote [Text Block]	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid”:

	2022		2021		2020
Adjustments for Stock and Option Awards	PEO	Other NEOs(i)	PEO	Other NEOs(i)	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$18,306,709	$6,533,531	$16,114,574	$6,009,705	$15,735,310	$14,701,304	$5,727,014
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$(14,000,359)	$(4,700,174)	$(12,000,067)	$(4,362,732)	$(14,000,333)	$(11,500,732)	$(3,850,305)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$12,741,049	$4,277,400	$17,170,628	$6,242,535	$12,886,024	$10,824,808	$3,557,915
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(8,156,655)	$(2,725,773)	$4,776,680	$1,938,681	$(395,225)	$(301,184)	$(165,388)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,782,885)	$(980,884)	$(345,109)	$(153,902)	$3,186,872	$619,606	$320,277
Compensation Actually Paid (as calculated)	$7,107,859	$2,404,100	$25,716,706	$9,674,287	$17,412,648	$14,343,802	$5,589,513
(i)     Amounts presented are averages for the entire group of other NEOs.
(ii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the applicable grant date.
(iii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the last trading day of the applicable fiscal year.
(iv)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market prices of shares of our Common Stock on the last trading day of the applicable fiscal year and the last trading day of the prior fiscal year. For 2022, PSU awards granted in 2021 are calculated based on the target award amounts and PSU awards granted in 2020 are calculated based on a 112% payout performance level. For 2021, PSU awards granted in 2020 are calculated based on the target award amounts and PSU awards granted in 2019 are calculated based on a 113% payout performance level. For 2020, PSU awards granted in 2019 are calculated based on the target award amounts and PSU awards granted in 2018 are calculated based on a 133% payout performance level.
(v)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and the last trading day of the applicable prior fiscal year.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
	(4)AFFO Attributable per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A
Non-PEO NEO Average Total Compensation Amount	$ 6,533,531	6,009,705	$ 5,727,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,404,100	9,674,287	5,589,513
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as “Compensation Actually Paid”:

	2022		2021		2020
Adjustments for Stock and Option Awards	PEO	Other NEOs(i)	PEO	Other NEOs(i)	First PEO	Second PEO	Other NEOs(i)
Summary Compensation Table Total	$18,306,709	$6,533,531	$16,114,574	$6,009,705	$15,735,310	$14,701,304	$5,727,014
(Minus): “Stock Awards” amount in Summary Compensation Total(ii)	$(14,000,359)	$(4,700,174)	$(12,000,067)	$(4,362,732)	$(14,000,333)	$(11,500,732)	$(3,850,305)
Plus: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end(iii)	$12,741,049	$4,277,400	$17,170,628	$6,242,535	$12,886,024	$10,824,808	$3,557,915
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(iv)	$(8,156,655)	$(2,725,773)	$4,776,680	$1,938,681	$(395,225)	$(301,184)	$(165,388)
Plus (Minus): Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year(v)	$(1,782,885)	$(980,884)	$(345,109)	$(153,902)	$3,186,872	$619,606	$320,277
Compensation Actually Paid (as calculated)	$7,107,859	$2,404,100	$25,716,706	$9,674,287	$17,412,648	$14,343,802	$5,589,513
(i)     Amounts presented are averages for the entire group of other NEOs.
(ii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the applicable grant date.
(iii)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards (at target) by the closing market price of shares of our Common Stock on the last trading day of the applicable fiscal year.
(iv)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market prices of shares of our Common Stock on the last trading day of the applicable fiscal year and the last trading day of the prior fiscal year. For 2022, PSU awards granted in 2021 are calculated based on the target award amounts and PSU awards granted in 2020 are calculated based on a 112% payout performance level. For 2021, PSU awards granted in 2020 are calculated based on the target award amounts and PSU awards granted in 2019 are calculated based on a 113% payout performance level. For 2020, PSU awards granted in 2019 are calculated based on the target award amounts and PSU awards granted in 2018 are calculated based on a 133% payout performance level.
(v)    Calculated by multiplying the number of shares of Common Stock underlying the RSU and PSU awards by the difference of the closing market price of shares of our Common Stock on the vesting dates and the last trading day of the applicable prior fiscal year.
(3)Peer Group TSR consists of the FTSE Nareit All Equity REITs Index.
	(4)AFFO Attributable per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID TO PEO AND AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs VERSUS TOTAL SHAREHOLDER RETURN AND PEER GROUP TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID TO PEO AND AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]
COMPENSATION ACTUALLY PAID TO PEO AND AVERAGE COMPENSATION ACTUALLY PAID TO
NON-PEO NEOs VERSUS AFFO ATTRIBUTABLE PER SHARE(1)

(1)AFFO Attributable per Share is a non-GAAP financial measure. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Tabular List [Table Text Block]
Listed below are the financial performance measures that represent, in our assessment, the most important financial performance measures used by the Company to link compensation actually paid to our NEOs for the fiscal year ending December 31, 2022 to Company performance:

•Property Revenue(1)
•Adjusted EBITDA(2)
•AFFO Attributable per Share(2)
•ROIC(2)
(1)Total property revenue excludes pass-through revenue. For a reconciliation of total property revenue, excluding pass-through revenue, see Appendix A.
(2)Adjusted EBITDA, AFFO Attributable per Share and ROIC are non-GAAP financial measures. Definitions of non-GAAP financial measures and reconciliations to GAAP can be found in Appendix A.

Total Shareholder Return Amount	$ 98.36	132.26	99.52
Peer Group Total Shareholder Return Amount	100.62	134.06	94.88
Net Income (Loss)	$ 1,697,000,000	$ 2,568,000,000	$ 1,692,000,000
Company Selected Measure Amount	9.76	9.43	8.44
Payout performance percentage	112.00%	113.00%	133.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Property Revenue(1)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBITDA(2)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•AFFO Attributable per Share(2)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•ROIC(2)
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 15,735,310
PEO Actually Paid Compensation Amount			17,412,648
First PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,000,333)
First PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,886,024
First PEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(395,225)
First PEO [Member] | Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,186,872
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			14,701,304
PEO Actually Paid Compensation Amount			14,343,802
Second PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,500,732)
Second PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,824,808
Second PEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(301,184)
Second PEO [Member] | Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			619,606
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,000,359)	$ (12,000,067)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,741,049	17,170,628
PEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,156,655)	4,776,680
PEO [Member] | Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,782,885)	(345,109)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,700,174)	(4,362,732)	(3,850,305)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,277,400	6,242,535	3,557,915
Non-PEO NEO [Member] | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,725,773)	1,938,681	(165,388)
Non-PEO NEO [Member] | Change as of the vesting date in fair value of awards granted in any prior fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (980,884)	$ (153,902)	$ 320,277